Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 95,379	$ 100,169
Goodwill			$ 393
Total assets	95,379	100,169
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	42,412	46,077
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 52,967	$ 54,092